Consolidated Balance Sheets - USD ($)	Mar. 31, 2025	Dec. 31, 2024
CURRENT ASSETS:
Cash and cash equivalents	$ 107,785	$ 86,531
Accounts receivable, net	1,051,338	915,044
Prepaid expenses and other current assets	105,697	102,782
TOTAL CURRENT ASSETS	1,264,820	1,104,357
NON-CURRENT ASSETS:
Property and equipment, net	662,052	698,982
Operating lease right-of-use assets	0	449,556
Patents, net	189,878	202,635
Notes receivable, related party	0	0
Investment in related party	0	0
Joint venture	0	0
Goodwill	23,965	23,965
Other assets, net	247,438	308,804
Intangible assets, net	0	0
TOTAL NON-CURRENT ASSETS	1,123,333	1,683,942
TOTAL ASSETS	2,388,153	2,788,299
CURRENT LIABILITIES:
Accounts payable and accrued expenses	17,331,966	16,863,559
Contract liabilities	0	0
Loss provision for contracts in progress	0	0
Convertible notes, net	0	0
Notes payable, current	63,824	114,000
Derivative liability	(57,235)	(57,235)
Loan payable, current	571,458	571,530
Loan payable, related party	377,017	361,747
Secured debenture, current	274,446	260,550
Operating lease liabilities - current	0	80,400
Other current liabilities	72,197	70,513
TOTAL CURRENT LIABILITIES	18,633,673	18,265,063
NON-CURRENT LIABILITIES:
Secured debenture	685,998	781,094
Loan payable	291,967	291,967
Operating lease liabilities - non-current	0	447,009
Non-current liabilities - discontinued operations	0	0
TOTAL NON-CURRENT LIABILITIES	977,965	1,520,070
TOTAL LIABILITIES	19,611,638	19,785,133
Commitments and contingencies
STOCKHOLDERS' DEFICIT:
Common stock, par value $0.0001, 20,000,000,000 shares authorized, 12,186,976,200 and 10,551,957,534 shares issued as of March 31, 2025 and December 31, 2024, respectively,	1,200,143	1,055,196
Treasury stock at cost, 100,000 shares at March 31, 2025 and December 31, 2024	(1,000)	(1,000)
Additional paid-in capital	51,470,665	51,157,797
Common Stock to be issued	2,451,601	2,470,046
Non-controlling interests	1,203,452	1,207,006
Accumulated other comprehensive income (loss)	(2,022,761)	(1,627,086)
Accumulated deficit	(71,526,469)	(71,259,677)
TOTAL STOCKHOLDERS' DEFICIT	(17,223,485)	(16,996,834)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	2,388,153	2,788,299
Series A Preferred Stock [Member]
STOCKHOLDERS' DEFICIT:
Preferred stock, value	1	1
Series D Convertible Preferred Stock [Member]
STOCKHOLDERS' DEFICIT:
Preferred stock, value	$ 883	$ 883